BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	three to 20 years
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	5-33
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	10-30
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property and equipment	33